Nationwide Life Insurance Company
• Multi-Flex Variable Account
• Nationwide Variable Account
• Nationwide Variable Account-II
• Nationwide Variable Account-4
• Nationwide Variable Account-7
• Nationwide Variable Account-9
• Nationwide Variable Account-12
• Nationwide Variable Account-13

Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account-C
Prospectus supplement dated July 12, 2011 to
Soloist, BOA IV, BOA America’s Vision Annuity, BOA America’s Future Annuity II, Nationwide Destination All American Gold, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Destination C, BOA Elite Venue Annuity, BOA Choice Venue Annuity II, Nationwide Destination L, Schwab Income Choice Variable Annuity, Nationwide Income Architect Annuity, Nationwide Destination B, Nationwide Destination EV, America’s marketFLEX Annuity, America’s marketFLEX II Annuity, America’s marketFLEX Advisor Annuity, BOA All American Annuity, BOA America’s Future Annuity, BOA America’s Exclusive Annuity II, BOA V, BOA Choice Annuity, BOA Choice Venue Annuity, BOA America’s Income Annuity, Waddell & Reed Advisors Select Income Annuity, Waddell & Reed Advisors Select Preferred Annuity, BOA Advisor Variable Annuity, NEA Valuebuilder, The One Investor Annuity prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective immediately, the following is added to page 1 of the prospectus immediately before “These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.”

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value.